Long-Term Debt - Schedule of Long-Term Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014
160 Million Loan Facility [Member] | Fortaleza Knutsen and Recife Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 160
220 Million Loan Facility [Member] | Windsor Knutsen, Bodil Knutsen, Carmen Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	220
20 Million Revolver Credit Facility [Member] | Windsor Knutsen, Bodil Knutsen, Carmen Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	20
120 Million Loan Facility [Member] | Bodil Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	120
85 Million Loan Facility [Member] | Windsor Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	85
93 Million Loan Facility [Member] | Carmen Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	93
117 Million Loan Facility [Member] | Hilda Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	117
117 Million Loan Facility [Member] | Torill Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 117